Information by segment and main country - Main countries (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Information by segment and main country - Information on income statements (Detail) [Line Items]
Revenue		€ 18,121	[1]	€ 17,780	€ 17,422
China [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[2]	959		1,167
Revenue	[3]	2,380		2,322	2,210
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[2]	353		959	1,167
Germany [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[2]	270		201
Revenue	[3]	1,032		1,011	965
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[2]	263		270	201
France [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[2]	33		45
Revenue	[3]	519		530	513
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[2]	30		33	45
Foreign countries [member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[2]	12,644		14,605
Revenue	[3]	18,121		17,780	17,422
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[2]	13,805		12,644	14,605
India [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Revenue	[3]			425	399
Japan [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[2]	457		492
Revenue	[3]	1,045		1,059	1,103
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[2]	491		457	492
Korea (Republic of) [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[2]	100		121
Revenue	[3]	498
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[2]	3		100	121
Netherlands [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[2]	1,154		1,007
Revenue	[3]	510		414	393
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[2]	1,666		1,154	1,007
Other countries [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[2]	1,263		2,147
Revenue	[3]	6,087		5,935	5,891
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[2]	1,506		1,263	2,147
United States of America [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , start of period	[2]	8,408		9,425
Revenue	[3]	6,050		6,084	5,948
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts, , end of period	[2]	€ 9,493		€ 8,408	€ 9,425

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill
[3]	The sales are reported based on country of destination.